SUPPLEMENTAL BALANCE SHEET DISCLOSURES (Tables)	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Change in Allowance for Doubtful Accounts
The change in the allowance for doubtful accounts were as follows:

(In thousands of U.S. dollars)	Six months ended June 30, 2024	Year ended December 31, 2023
Balance at beginning of period	$1,552	$994
Allowance for doubtful accounts	(826)	558
Write-off of uncollectible accounts, net	(446)	—
Balance at end of period	$280	$1,552

Schedule of Inventory
The components of inventories were as follows:

(In thousands of U.S. dollars)	As of June 30, 2024	As of December 31, 2023
Work in process	$8,242	$10,336
Finished goods	42,454	45,348
Total inventories	$50,696	$55,684

Schedule of Property and Equipment, Net
Property and equipment, net consisted of the following:

(In thousands of U.S. dollars)	As of June 30, 2024	As of December 31, 2023
Computer hardware, software and equipment	$727	$689
Furniture and fixture	539	533
Machinery and equipment	811	812
Internally developed software	896	854
Gondolas	8,220	7,078
Construction in process	32	—
Leasehold improvements	2,098	2,070
Total property and equipment	$13,323	$12,036
Less accumulated depreciation	(7,755)	(6,105)
Property and equipment, net	$5,568	$5,931

Schedule of Other Current Liabilities
The major components of other current liabilities consisted of the following (in thousands):

(In thousands of U.S. dollars)	As of June 30, 2024	As of December 31, 2023
Accrued salaries and related expenses	$9,191	$8,702
Accrued sales returns and damages	1,751	2,527
Accrued interest	1,453	1,357
Accrued distribution fees	690	590
Related party liability	4,901	5,856
Accrued professional services	4,035	2,901
Other	1,808	1,765
Total	$23,829	$23,698